Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment
Property and equipment	¥ 1,493,595	¥ 1,220,882
Accumulated depreciation and amortization	(642,444)	(526,436)
Property and equipment, net	851,151	694,446		$ 119,882
Depreciation and amortization expenses	166,803	121,693	¥ 135,497
Electronic devices
Property, Plant and Equipment
Property and equipment	286,369	235,628
Vehicle
Property, Plant and Equipment
Property and equipment	6,008	5,241
Furniture and office equipment
Property, Plant and Equipment
Property and equipment	202,682	151,498
Leasehold improvement
Property, Plant and Equipment
Property and equipment	470,645	565,497
Machinery
Property, Plant and Equipment
Property and equipment	122,371	61,889
Buildings
Property, Plant and Equipment
Property and equipment	¥ 405,520	¥ 201,129